WARRANTS (Tables)	12 Months Ended
Dec. 31, 2023
Warrants
SCHEDULE OF WARRANTS ACTIVITY

The following table summarizes warrant activity through December 31, 2023:

	Warrants Issued	Weighted-Average Exercise Price

Warrants outstanding – December 31, 2021	199,000	$1.07

Granted	-	-
Canceled	(12,500)	1.00
Exercised	(25,000)	1.00

Warrants outstanding – December 31, 2022	161,500	1.09
Granted	-
Canceled	(11,500)	1.00
Exercised	-
Warrants outstanding – December 31, 2023	150,000	$1.10

SCHEDULE OF WARRANTS OUTSTANDING

Additional information regarding the warrants outstanding as of December 31, 2023 is as follows:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable
$1.10	150,000	4.3 Years	150,000